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                                 UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended     September 30th    , 1999.
                                              ----------------------    --

               (Please read instructions before preparing form.)

If amended report check here: [ ]

VONTOBEL USA INC.
------------------------------------------------------------------------------
Name of Institutional Investment Manager

450 PARK AVENUE                          New York             NY       10022
------------------------------------------------------------------------------
Business Address      (Street)            (City)            (State)    (Zip)

JOSEPH MASTOLONI                  212-415-7051          VP/COMPLIANCE OFFICER
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

----------------------------------------ATTENTION-----------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of    New York     and State of   NY   on the   11th
                             ---------------              ------        --------
day of    November     , 1999.
       -------------     --

                                                 VONTOBEL USA INC.
                                 -----------------------------------------------
                                   (Name of Institutional Investment Manager)

                                               /s/ JOSEPH MASTOLONI
                                 -----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name                  13F File No.:  Name:                        13F File No.:
--------------------- -------------  ---------------------------- -------------
1.                                   6.
--------------------- -------------  ---------------------------- -------------
2.                                   7.
--------------------- -------------  ---------------------------- -------------
3.                                   8.
--------------------- -------------  ---------------------------- -------------
4.                                   9.
--------------------- -------------  ---------------------------- -------------
5.                                   10.
--------------------- -------------  ---------------------------- -------------

                                                                 SEC 1685 (5/91)
          Copyright (C) 1992-1998, NRS Systems, Inc. (Portions of Software Only)

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 1  of 4              Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------

                                                                                                   ITEM 5:
  ITEM 1:                                    ITEM 2:              ITEM 3:         ITEM 4:          SHARES OF
NAME OF ISSUER                               TITLE                CUSIP           FAIR MARKET      PRINCIPAL
                                             OF CLASS             NUMBER          VALUE            AMOUNT
ACE LTD                 .                    ORD               G0070K103             3,726,250       220,000
ALBERTSONS INC                               COM               013104104             5,455,670       137,900
AMERICAN INTL. GROUP INC.                    COM               026874107             6,986,300        80,360
BERKSHIRE HATHAWAY INC DEL                   CL B              084670207               135,488            73
CHUBB CORP.                                  COM               171232101            16,815,500       317,500
COCA COLA CO                                 COM               191216100             3,811,360        79,300
DALLAS SEMICONDUCTOR CORP.                   COM               235204104             2,853,600        53,400
ESG RE LTD                                   ORD               G31215109             9,380,875     1,057,000
ETHAN ALLEN INTERIORS INC.                   COM               297602104             7,738,400       243,250
EXXON CORP                                   COM               302290101               129,200         1,700
FEDERAL NATIONAL MORTGAGE ASSOCIATION        COM               313586109            23,985,870       382,626
FEDERAL HOME LN MTG CORP                     COM               313400301            13,608,400       261,700
GANNETT CO.                                  COM               364730101             2,638,400        38,134
GILLETE CO.                                  COM               375766102             8,348,625       246,000
                                                               ----------------------------------------------
  COLUMN TOTALS                                                                    104,613,938



ITEM 1:                                                                    ITEM 6:
NAME OF ISSUER                                                      INVESTMENT DISCRETION
                                             ------------------------------------------------------
                                                            (b)SHARED-                                   ITEM 7:
                                                            AS DEFINED          (c) SHARED-              MANAGERS
                                             (a) SOLE       IN INSTR. V.            OTHER                SEE INSTR. V.
ACE LTD                 .                     x
ALBERTSONS INC                                x
AMERICAN INTL. GROUP INC.                     x
BERKSHIRE HATHAWAY INC DEL                    x
CHUBB CORP.                                   x
COCA COLA CO                                  x
DALLAS SEMICONDUCTOR CORP.                    x
ESG RE LTD                                    x
ETHAN ALLEN INTERIORS INC.                    x
EXXON CORP                                    x
FEDERAL NATIONAL MORTGAGE ASSOCIATION         x
FEDERAL HOME LN MTG CORP                      x
GANNETT CO.                                   x
GILLETE CO.                                   x

  COLUMN TOTALS

ITEM 1:                                                              ITEM 8:
NAME OF ISSUER                                              VOTING AUTHORITY (SHARES)
                                             ----------------------------------------------------
                                             (a) SOLE                (b) SHARED         (c) NONE

ACE LTD                                       x
ALBERTSONS INC                                x
AMERICAN INTL. GROUP INC.                     x
BERKSHIRE HATHAWAY INC DEL                    x
CHUBB CORP.                                   x
COCA COLA CO                                  x
DALLAS SEMICONDUCTOR CORP.                    x
ESG RE LTD                                    x
ETHAN ALLEN INTERIORS INC.                    x
EXXON CORP                                    x
FEDERAL NATIONAL MORTGAGE ASSOCIATION         x
FEDERAL HOME LN MTG CORP                      x
GANNETT CO.                                   x
GILLETE CO.                                   x

  COLUMN TOTALS

         Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                SEC 1685 (5/91)

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 2  of 4              Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------

                                                                                                   ITEM 5:
  ITEM 1:                                    ITEM 2:              ITEM 3:         ITEM 4:          SHARES OF
NAME OF ISSUER                               TITLE                CUSIP           FAIR MARKET      PRINCIPAL
                                             OF CLASS             NUMBER          VALUE            AMOUNT
HORACE MANN EDUCATORS CORP. NEW              COM               440327104            10,056,550       389,600
IPC HLDGS LTD.                               ORD               G4933P101             2,203,125       117,500
KNIGHT RIDDER INC.                           COM               499040103            15,013,800       273,600
MERCURY GENL CORP. NEW                       COM               589400100            15,922,860       577,700
NUCOR CORP.                                  COM               670346105               261,940         5,500
OLD REPUBLIC INTERNATIONAL CORP.             COM               680223104            11,909,600       824,907
ORION CAPITAL CORP.                          COM               686268103             9,212,070       194,450
PEPSICO INC.                                 COM               713448108               122,000         4,000
RENAISSANCE RE HLDGS LTD.                    COM               G7496G103             4,678,750       132,000
SHERWIN WILLIAMS CO.                         COM               824348106            11,498,875       549,200
UNUMPROVIDENT CO.                            COM               91529Y106            16,842,800       572,154
AEGON N.V.                                   ORD. AMER. REG.   007924103            13,001,125       150,302
ALLIED IRISH BANKS PLC                       SPONS. ADR ORD.   019228402               351,040        13,800
BP AMOCO PLC.                                AMERICAN SHARES   110889409            10,564,310        95,335
                                                               ----------------------------------------------
  COLUMN TOTALS                                                                    121,538,845



ITEM 1:                                                                    ITEM 6:
NAME OF ISSUER                                                      INVESTMENT DISCRETION
                                             ------------------------------------------------------
                                                            (b)SHARED-                                   ITEM 7:
                                                            AS DEFINED          (c) SHARED-              MANAGERS
                                             (a) SOLE       IN INSTR. V.            OTHER                SEE INSTR. V.
HORACE MANN EDUCATORS CORP. NEW                 x
IPC HLDGS LTD.                                  x
KNIGHT RIDDER INC.                              x
MERCURY GENL CORP. NEW                          x
NUCOR CORP.                                     x
OLD REPUBLIC INTERNATIONAL CORP.                x
ORION CAPITAL CORP.                             x
PEPSICO INC.                                    x
RENAISSANCE RE HLDGS LTD.                       x
SHERWIN WILLIAMS CO.                            x
UNUMPROVIDENT CO.                               x
AEGON N.V.                                      x
ALLIED IRISH BANKS PLC                          x
BP AMOCO PLC.                                   x

  COLUMN TOTALS

ITEM 1:                                                              ITEM 8:
NAME OF ISSUER                                              VOTING AUTHORITY (SHARES)
                                             ----------------------------------------------------
                                             (a) SOLE                (b) SHARED         (c) NONE

HORACE MANN EDUCATORS CORP. NEW               x
IPC HLDGS LTD.                                x
KNIGHT RIDDER INC.                            x
MERCURY GENL CORP. NEW                        x
NUCOR CORP.                                   x
OLD REPUBLIC INTERNATIONAL CORP.              x
ORION CAPITAL CORP.                           x
PEPSICO INC.                                  x
RENAISSANCE RE HLDGS LTD.                     x
SHERWIN WILLIAMS CO.                          x
UNUMPROVIDENT CO.                             x
AEGON N.V.                                    x
ALLIED IRISH BANKS PLC                        x
BP AMOCO PLC.                                 x

  COLUMN TOTALS

         Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                SEC 1685 (5/91)

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 3  of 4              Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------

                                                                                                    ITEM 5:
  ITEM 1:                                    ITEM 2:           ITEM 3:            ITEM 4:           SHARES OF
NAME OF ISSUER                               TITLE             CUSIP              FAIR MARKET       PRINCIPAL
                                             OF CLASS          NUMBER             VALUE             AMOUNT
ELAN PLC                                     ADR               284131208            11,330,700       337,600
ITO YOKADO LTD.                              ADR NEW           465714301               486,000         6,000
NOKIA CORP                                   SPONS. ADR        654902204            17,019,500       189,500
EMBOTELLADORA ANDINA SA                      SPONSORED ADR     29081P105               753,100        43,500
INDIA FD INC                                 COM               454089103             4,313,400       335,018
GILLAT SATELLITE NETWORKS LTD                ORD               M51474100               777,560        14,500
SK TELECOM LTD                               SPONS. ADR        78440P108             1,575,960       152,820
COCA-COLA FEMSA S.A. DE C.V.                 SPONS. ADR REP L  191241108             1,819,110       131,700
TELECOMUNICACOES BRASILEIRAS SA              SPON. ADR PFD BLK 879287308             1,188,140        15,855
TELEFONOS DE MEXICO SA                       SP ADR REP ORD    879403780             3,241,875        45,500
DE BEERS CONS MINES LTD                      ADR DEFD          240253302             2,548,800        94,400
MATAV-CABLE SYS MEDIA LTD                    SPONS ADR         576561104             1,427,250        34,600
GRUPO TELEVISA SA DE CV                      SPN ADR REPORD    40049J206             2,356,320        59,000
TAIWAN FD INC                                COM               874036106             2,803,940       154,700
                                                               ----------------------------------------------
  COLUMN TOTALS                                                                     51,641,655



ITEM 1:                                                                    ITEM 6:
NAME OF ISSUER                                                      INVESTMENT DISCRETION
                                             ------------------------------------------------------
                                                            (b)SHARED-                                   ITEM 7:
                                                            AS DEFINED          (c) SHARED-              MANAGERS
                                             (a) SOLE       IN INSTR. V.            OTHER                SEE INSTR. V.
ELAN PLC                                        x
ITO YOKADO LTD.                                 x
NOKIA CORP                                      x
EMBOTELLADORA ANDINA SA                         x
INDIA FD INC                                    x
GILLAT SATELLITE NETWORKS LTD                   x
SK TELECOM LTD                                  x
COCA-COLA FEMSA S.A. DE C.V.                    x

TELECOMUNICACOES BRASILEIRAS SA                 x

TELEFONOS DE MEXICO SA                          x

DE BEERS CONS MINES LTD                         x
MATAV-CABLE SYS MEDIA LTD                       x
GRUPO TELEVISA SA DE CV                         x

TAIWAN FD INC

ITEM 1:                                                              ITEM 8:
NAME OF ISSUER                                              VOTING AUTHORITY (SHARES)
                                             ----------------------------------------------------
                                             (a) SOLE                (b) SHARED         (c) NONE

ELAN PLC                                      x
ITO YOKADO LTD.                               x
NOKIA CORP                                    x
EMBOTELLADORA ANDINA SA                       x
INDIA FD INC                                  x
GILLAT SATELLITE NETWORKS LTD                 x
SK TELECOM LTD                                x
COCA-COLA FEMSA S.A. DE C.V.                  x

TELECOMUNICACOES BRASILEIRAS SA               x

TELEFONOS DE MEXICO SA                        x

DE BEERS CONS MINES LTD                       x
MATAV-CABLE SYS MEDIA LTD                     x
GRUPO TELEVISA SA DE CV                       x
TAIWAN FD INC

           COPYRIGHT(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                 SEC 1685 (5/91)

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 4  of 4              Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------

                                                                                                   ITEM 5:
  ITEM 1:                                    ITEM 2:              ITEM 3:         ITEM 4:          SHARES OF
NAME OF ISSUER                               TITLE                CUSIP           FAIR MARKET      PRINCIPAL
                                             OF CLASS             NUMBER          VALUE            AMOUNT
TELEFONICA DE ARGENTINA SA                   SPNSR             879378206               738,500        28,000
                                             ADR CL B
MORGAN STANLEY INDIA INVT. FD.               COM               61745C105               343,175        25,900
ORBOTECH LTD                                 ORD               M75253100             1,188,000        19,200
POHANG IRON & STL LTD                        SPONS. ADR        730450103               670,100        21,400
TAIWAN SEMICONDUCTOR MFG LTD                 SPONS. ADR        874039100             2,711,050        91,900
                                                               ----------------------------------------------
  COLUMN TOTALS                                                                      5,650,825



ITEM 1:                                                                    ITEM 6:
NAME OF ISSUER                                                      INVESTMENT DISCRETION
                                             ------------------------------------------------------
                                                            (b)SHARED-                                   ITEM 7:
                                                            AS DEFINED          (c) SHARED-              MANAGERS
                                             (a) SOLE       IN INSTR. V.            OTHER                SEE INSTR. V.
TELEFONICA DE ARGENTINA SA                    x

MORGAN STANLEY INDIA INVT. FD.
ORBOTECH LTD
POHANG IRON & STL LTD
TAIWAN SEMICONDUCTOR MFG LTD

  COLUMN TOTALS

ITEM 1:                                                              ITEM 8:
NAME OF ISSUER                                              VOTING AUTHORITY (SHARES)
                                             ----------------------------------------------------
                                             (a) SOLE                (b) SHARED         (c) NONE

TELEFONICA DE ARGENTINA SA                    x

MORGAN STANLEY INDIA INVT. FD.
ORBOTECH LTD
POHANG IRON & STL LTD
TAIWAN SEMICONDUCTOR MFG LTD

  COLUMN TOTALS

         Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                SEC 1685 (5/91)